Unaudited Consolidated Statements of Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues (note 3)	$ 457,667,000	$ 405,642,000	$ 938,880,000	$ 799,664,000
Voyage expenses	(98,680,000)	(94,912,000)	(201,803,000)	(180,789,000)
Vessel operating expenses	(162,621,000)	(161,787,000)	(319,613,000)	(319,222,000)
Time-charter hire expenses (note 6)	(28,817,000)	(20,648,000)	(58,655,000)	(40,059,000)
Depreciation and amortization	(73,849,000)	(67,960,000)	(145,956,000)	(135,271,000)
General and administrative expenses	(20,868,000)	(24,470,000)	(43,840,000)	(49,153,000)
Write-down and loss on sales of vessels (note 7)	0	(32,830,000)	(3,328,000)	(51,492,000)
Restructuring charges (note 13)	(1,369,000)	(1,114,000)	(9,990,000)	(3,252,000)
Income from vessel operations	71,463,000	1,921,000	155,695,000	20,426,000
Interest expense	(70,205,000)	(59,526,000)	(143,876,000)	(114,151,000)
Interest income	2,233,000	2,095,000	4,922,000	3,772,000
Realized and unrealized (losses) gains on non-designated derivative instruments (note 15)	(10,964,000)	10,723,000	(16,387,000)	20,149,000
Equity (loss) income (note 4)	(6,284,000)	837,000	(67,937,000)	27,954,000
Foreign exchange (loss) gain (notes 9 and 15)	(5,851,000)	12,529,000	(8,481,000)	12,551,000
Loss on deconsolidation of Teekay Offshore (note 4)	0	0	0	(7,070,000)
Other (loss) income (note 9)	(11,099,000)	520,000	(11,071,000)	(395,000)
Loss before income taxes	(30,707,000)	(30,901,000)	(87,135,000)	(36,764,000)
Income tax expense (note 16)	(3,404,000)	(8,746,000)	(8,440,000)	(12,863,000)
Net loss	(34,111,000)	(39,647,000)	(95,575,000)	(49,627,000)
Net (income) loss attributable to non-controlling interests	(5,374,000)	11,323,000	(28,167,000)	748,000
Net loss attributable to the shareholders of Teekay Corporation	$ (39,485,000)	$ (28,324,000)	$ (123,742,000)	$ (48,879,000)
Basic and diluted loss attributable to shareholders of Teekay Corporation (in usd per share)	$ (0.39)	$ (0.28)	$ (1.23)	$ (0.49)
Per common share of Teekay Corporation (note 17)
Common Stock, Dividends, Per Share, Declared		$ 0.055
Weighted average number of common shares outstanding (note 17)
Basic and Diluted (in shares)	100,783,496	100,434,512	100,652,685	98,892,574